Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004265 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004265 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000004265 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004265 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004265 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004265 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004266 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004266 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000004266 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004266 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004266 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004266 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027580 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000027580 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000027580 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027580 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027580 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027580 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137237 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000137237 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000137237 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000137237 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137237 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137237 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004268 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004268 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000004268 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004268 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004268 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004268 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004260 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004260 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000004260 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004260 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004260 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000004260 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004261 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000004261 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004261 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004261 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000004261 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027578 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000027578 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000027578 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027578 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027578 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000027578 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137235 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000137235 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000137235 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000137235 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137235 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000137235 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004263 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000004263 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004263 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004263 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000004263 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004255 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004255 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004255 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004255 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000004255 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000004255 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004255 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000004255 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004256 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004256 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004256 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004256 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000004256 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000004256 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004256 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000004256 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027576 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027576 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027576 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027576 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000027576 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000027576 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027576 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000027576 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137233 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137233 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137233 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137233 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137233 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000137233 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137233 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000137233 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004258 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004258 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004258 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004258 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000004258 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000004258 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004258 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000004258 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004250 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004250 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004250 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004250 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004250 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000004250 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004250 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000004250 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004251 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004251 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004251 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004251 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004251 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000004251 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004251 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000004251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027574 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027574 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027574 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027574 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027574 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000027574 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027574 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000027574 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137231 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137231 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137231 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137231 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000137231 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000137231 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137231 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000137231 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004253 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004253 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004253 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004253 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004253 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000004253 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004253 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000004253 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004273 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004273 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004273 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000004273 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004273 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000004273 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004274 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004274 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004274 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000004274 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004274 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000004274 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027582 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000027582 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027582 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000027582 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027582 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000027582 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137239 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000137239 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137239 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000137239 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000137239 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000137239 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004276 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000004276 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004276 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000004276 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004276 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000004276 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143043 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143043 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143043 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000143043 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000143043 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143043 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143043 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143043 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143043 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143043 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143043 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143043 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143044 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143044 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143044 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000143044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000143044 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143044 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143044 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148917 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148917 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000148917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000148917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000148917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000148917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000148917 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148917 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166214 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166214 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166214 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000166214 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000166214 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000166214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166214 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166214 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166214 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166214 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166214 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166214 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143046 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143046 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143046 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000143046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000143046 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143046 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143046 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143047 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143047 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143047 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000143047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000143047 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143047 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143047 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066902 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066902 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066902 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066902 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000066902 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000066902 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000066902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000066902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066902 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066902 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000066903 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066903 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066903 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066903 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000066903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000066903 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000066903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000066903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066903 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066903 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000066904 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066904 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066904 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066904 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000066904 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000066904 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000066904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000066904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066904 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066904 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004295 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004295 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004295 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004295 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000004295 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004295 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000004295 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004295 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004295 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004295 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004295 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004295 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004295 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000066914 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066914 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066914 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066914 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000066914 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066914 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000066914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000066914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000066914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000066914 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066914 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066915 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066915 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066915 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066915 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000066915 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000066915 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000066915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000066915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000066915 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066915 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066915 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066915 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066916 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066916 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066916 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066916 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000066916 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066916 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000066916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000066916 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000066916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000066916 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066916 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066916 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066916 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066916 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004313 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004313 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004313 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004313 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000004313 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000004313 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000004313 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004313 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004313 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004313 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115674 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115674 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000115674 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115674 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000115674 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000115674 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000115674 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115674 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000115674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115674 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115675 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115675 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000115675 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115675 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000115675 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000115675 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000115675 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115675 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000115675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115675 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178405 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000178405 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000178405 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178405 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000178405 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000178405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000178405 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000178405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000178405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000178405 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000178405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178405 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115677 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115677 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000115677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115677 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000115677 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000115677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000115677 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115677 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000115677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115677 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198621 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198621 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000198621 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198621 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000198621 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000198621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000198621 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000198621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000198621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000198621 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198621 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066905 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066905 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066905 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066905 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000066905 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000066905 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000066905 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000066905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000066905 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000066905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066905 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066906 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066906 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066906 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066906 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000066906 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000066906 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000066906 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000066906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000066906 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000066906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066906 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178340 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178340 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000178340 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000178340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000178340 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000178340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000178340 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000178340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000178340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000178340 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000178340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178340 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000178340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166199 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166199 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166199 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000166199 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000166199 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000166199 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000166199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000166199 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000166199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166199 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066907 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066907 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066907 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066907 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000066907 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000066907 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000066907 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000066907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000066907 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000066907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066907 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004298 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004298 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004298 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004298 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000004298 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000004298 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004298 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000004298 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004298 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000004298 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004298 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004298 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004298 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004298 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148918 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148918 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148918 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000148918 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148918 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166215 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166215 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166215 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000166215 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166215 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143052 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143052 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143052 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000143052 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143052 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143048 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143048 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143048 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000143048 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143048 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066910 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066910 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066910 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000066910 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066910 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066908 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066908 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066908 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000066908 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066908 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178350 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178350 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178350 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000178350 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178350 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066909 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066909 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066909 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000066909 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066909 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004304 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004304 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004304 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000004304 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004304 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000042371 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042371 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042371 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000042371 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042371 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000042372 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042372 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042372 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000042372 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042372 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178375 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178375 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000178375 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000178375 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178375 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000042374 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042374 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042374 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000042374 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042374 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000066919 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066919 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066919 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000066919 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066919 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043464 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043464 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000043464 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043464 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004231 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004231 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000004231 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004231 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000178285 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178285 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000178285 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000178285 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178285 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166195 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166195 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000166195 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166195 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004230 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004230 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004230 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000004230 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004230 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066900 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066900 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066900 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000066900 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066900 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089689 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089689 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089689 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000089689 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000089689 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089689 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089689 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004234 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004234 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004234 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004234 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000004234 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000004234 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004234 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004234 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004234 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178286 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178286 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000178286 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000178286 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000178286 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000178286 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000178286 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000178286 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178286 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178286 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178286 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000178286 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178286 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004233 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004233 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004233 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000004233 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000004233 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004233 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004233 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004233 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089690 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089690 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089690 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089690 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000089690 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000089690 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000089690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000089690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089690 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000089690 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089690 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089690 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004237 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004237 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004237 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000004237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004237 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004237 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004237 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004237 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178295 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178295 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178295 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178295 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000178295 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000178295 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000178295 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000178295 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000178295 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000178295 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000178295 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178295 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178295 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004236 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004236 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004236 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000004236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004236 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004236 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004236 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004236 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152720 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152720 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152720 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000152720 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152720 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152721 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152721 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152721 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000152721 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152721 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178423 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178423 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178423 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000178423 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178423 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152723 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152723 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152723 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000152723 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152723 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210287 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210287 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210287 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000210287 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210287 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210288 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210288 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210288 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000210288 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210288 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210291 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210291 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210291 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000210291 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210291 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210293 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210293 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210293 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000210293 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210293 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089840 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089840 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089840 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089840 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000089840 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000089840 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000089840 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000089840 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089840 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089841 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089841 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089841 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089841 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000089841 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000089841 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000089841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000089841 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178390 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000178390 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000178390 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178390 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178390 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000178390 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000178390 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000178390 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000178390 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000178390 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089843 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089843 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089843 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089843 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000089843 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000089843 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000089843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000089843 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089839 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089839 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089839 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089839 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000089839 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000089839 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000089839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000089839 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192625 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192625 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000192625 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192625 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000192625 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192625 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000192625 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000192625 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000192624 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192624 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000192624 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192624 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000192624 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192624 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000192624 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000192624 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000192626 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192626 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000192626 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192626 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000192626 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192626 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000192626 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000192626 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066911 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066911 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000066911 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066911 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000066911 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000066911 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000066911 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000066911 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066911 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066911 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066912 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066912 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000066912 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066912 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000066912 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000066912 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000066912 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000066912 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066912 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066912 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000178355 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178355 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000178355 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000178355 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000178355 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000178355 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000178355 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000178355 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178355 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000178355 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000166202 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166202 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166202 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000166202 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000166202 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166202 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000166202 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000166202 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166202 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166202 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066913 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066913 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000066913 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066913 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000066913 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000066913 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000066913 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000066913 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066913 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066913 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004307 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004307 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000004307 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004307 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000004307 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004307 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000004307 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000004307 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004307 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004307 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000089691 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000089691 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089691 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000089691 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000089691 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089691 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000089691 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000089691 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089691 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089691 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000089691 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053055 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000053055 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053055 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000053055 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000053055 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000053055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000053055 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053055 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000053055 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178345 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000178345 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000178345 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000178345 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000178345 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178345 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000178345 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000178345 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178345 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178345 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000178345 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166200 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000166200 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166200 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166200 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000166200 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000166200 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000166200 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000166200 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166200 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166200 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000166200 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053056 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000053056 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053056 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000053056 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000053056 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000053056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000053056 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053056 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000053056 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004301 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000004301 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004301 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004301 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000004301 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004301 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000004301 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000004301 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004301 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004301 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000004301 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043470 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043470 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043470 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043470 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000043470 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000043470 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000043470 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043470 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000043470 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000043470 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000043470 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004337 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004337 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004337 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004337 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000004337 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004337 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000004337 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004337 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004337 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004337 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004337 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178370 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178370 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000178370 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178370 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000178370 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000178370 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000178370 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000178370 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000178370 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000178370 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178370 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166204 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166204 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166204 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166204 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000166204 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000166204 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000166204 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000166204 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000166204 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166204 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166204 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004336 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004336 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004336 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004336 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000004336 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004336 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000004336 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004336 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004336 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004336 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004336 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066918 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066918 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066918 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066918 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000066918 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000066918 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000066918 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000066918 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000066918 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000066918 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066918 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155368 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155368 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155368 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155368 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155368 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155368 | California
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155368 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155368 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155368 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155368 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155368 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155368 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155368 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000155368 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000155369 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155369 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155369 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155369 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155369 | California
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155369 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155369 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155369 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155369 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155369 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155369 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155369 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000155369 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000178433 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000178433 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000178433 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000178433 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000178433 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178433 | California
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000178433 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000178433 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178433 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178433 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178433 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178433 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178433 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000178433 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000155371 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155371 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155371 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155371 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155371 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155371 | California
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155371 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155371 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155371 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155371 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155371 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155371 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155371 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000155371 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000089692 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089692 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000089692 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089692 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089692 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000089692 | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089692 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089692 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089692 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089692 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089692 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089692 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000089692 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000004331 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004331 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004331 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004331 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004331 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004331 | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004331 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004331 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004331 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004331 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004331 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004331 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000004331 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000178365 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000178365 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000178365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000178365 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000178365 | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178365 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178365 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178365 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178365 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000178365 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000178365 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000004330 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004330 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004330 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004330 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004330 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004330 | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004330 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004330 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004330 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004330 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004330 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004330 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000004330 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000089834 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089834 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089834 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000089834 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089835 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089835 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000089835 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000178385 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000178385 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000178385 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089837 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089837 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000089837 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089838 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089838 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000089838 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043465 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043465 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043465 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000043465 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004270 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004270 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004270 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000004270 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178325 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178325 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000178325 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166197 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166197 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166197 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000166197 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004269 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004269 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004269 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000004269 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066901 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066901 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066901 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000066901 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152724 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152724 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000152724 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152724 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000152724 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152724 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000152724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152724 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152724 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152724 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152725 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152725 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000152725 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152725 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000152725 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152725 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000152725 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152725 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152725 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152725 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178428 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178428 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000178428 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000178428 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000178428 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000178428 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000178428 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000178428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000178428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000178428 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000178428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178428 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152727 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152727 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000152727 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152727 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000152727 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152727 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000152727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152727 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152727 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152727 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152728 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152728 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000152728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152728 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000152728 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152728 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000152728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152728 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152728 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152728 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174738 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174738 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000174738 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174738 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000174738 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174738 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000174738 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000174738 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174738 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174738 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174739 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174739 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000174739 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174739 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000174739 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174739 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000174739 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000174739 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174739 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174739 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178443 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178443 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000178443 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000178443 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000178443 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178443 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000178443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000178443 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000178443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000178443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000178443 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000178443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000178443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178443 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000178443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174742 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174742 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000174742 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174742 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000174742 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174742 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000174742 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000174742 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174742 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174742 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174743 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174743 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000174743 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174743 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000174743 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174743 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000174743 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000174743 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174743 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174743 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%